Equity	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Equity
29. Equity
Equity share capital

	Number of shares millions	Nominal value $m	Share premium $m	Equity share capital $m
Allotted, called up and fully paid
At 1 January 2019 (ordinary shares of 19 17 ⁄ 21 p each)	197	50	96	146
Share capital consolidation	(10)	–	–	–
Exchange adjustments	–	2	3	5
At 31 December 2019 (ordinary shares of 20 340 ⁄ 399 p each)	187	52	99	151
Exchange adjustments	–	1	4	5
At 31 December 2020 (ordinary shares of 20 340 ⁄ 399 p each)	187	53	103	156
Exchange adjustments	–	–	(2)	(2)
At 31 December 2021 (ordinary shares of 20 340 ⁄ 399 p each)	187	53	101	154
The authority given to the Company at the AGM held on 7 May 2021 to purchase its own shares was still valid at 31 December 2021. A resolution to renew the authority will be put to shareholders at the AGM on 6 May 2022.
The Company no longer has an authorised share capital.
In October 2018, the Group announced a $500m return of funds to shareholders by way of a special dividend and share consolidation. On 11 January 2019, shareholders approved the share consolidation on the basis of 19 new ordinary shares of 20
340
⁄
399
p per share for every 20 existing ordinary shares of 19
17
⁄
21
p, which became effective on 14 January 2019 and resulted in the consolidation of 10m shares. The special dividend was paid on 29 January 2019 at a cost of $510m. The dividend and share consolidation had the same economic effect as a share repurchase at fair value, therefore previously reported earnings per share was not restated.
Shares held by employee share trusts

	Number of shares millions	Carrying value $m	Market value $m
31 December 2021	0.9	21.7	57.3
31 December 2020	0.1	1.4	3.1
31 December 2019	0.1	4.9	9.6
Treasury shares
During 2021, 1.4m (2020: 0.6m, 2019: 0.8m) treasury shares were transferred to the employee share trusts. At 31 December 2021, 3.7m shares (2020: 5.1m, 2019: 5.7m) with a nominal value of $1.0m (2020: $1.4m, 2019: $1.6m) were held as treasury shares.
Cash flow hedge reserves

	Cash flow hedge reserves
	Cash flow hedge reserve $m	Cost of hedging reserve $m	Total $m
At 1 January 2019	(3)	(1)	(4)
Costs of hedging deferred and recognised in other comprehensive income	–	(6)	(6)
Change in fair value of currency swaps recognised in other comprehensive income	(34)	–	(34)
Reclassified from other comprehensive income to profit or loss – included in financial expenses	38	–	38
At 31 December 2019	1	(7)	(6)
Costs of hedging deferred and recognised in other comprehensive income	–	(6)	(6)
Change in fair value of currency swaps recognised in other comprehensive income	(1)	–	(1)
Reclassified from other comprehensive income to profit or loss – included in financial expenses	(13)	–	(13)
Deferred tax	4	–	4
Exchange adjustments	(2)	–	(2)
At 31 December 2020	(11)	(13)	(24)
Costs of hedging deferred and recognised in other comprehensive income	–	2	2
Change in fair value of currency swaps recognised in other comprehensive income	(62)	–	(62)
Reclassified from other comprehensive income to profit or loss – included in financial expenses	96	–	96
Deferred tax	(7)	–	(7)
At 31 December 2021	16	(11)	5
Amounts reclassified from other comprehensive income to financial expenses comprise $15m (2020: $9m, 2019: $8m) net interest payable on the currency swaps and an exchange loss of $81m (2020: $22m gain, 2019: $30m loss) which offsets a corresponding gain or loss on the hedged bonds.